Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party balances and transactions

Note 12—Related party balances and transactions

Loans—related party

The Company borrows funds from Jie Zhao, the Company’s major shareholder for operation purpose. The loans are interest free, no collateral and are due in 2021. During the year ended December 31, 2018, the Company borrowed RMB 14,581,993 and repaid RMB 14,826,000. During the year ended December 31, 2019, the Company borrowed RMB 13,000,000 and repaid RMB 129,474,000. During the year ended December 31, 2020, the Company repaid RMB 4,850,000 (USD 743,306) to Jie Zhao. There is no change in carrying value of Wimi Cayman loan and Micro Beauty loan from Jie Zhao except for the foreign exchange translation difference.

The Company borrowed RMB 75,500,000 from Shanghai Junei Internet Co. (which is under common control of Jie Zhao) in 2019 for cash flow purpose. The Company repaid RMB 91,500,000 (USD 14,023,203) during the year ended December 31, 2020. The Company also borrowed additional RMB 96,300,000 (USD 14,758,847) during the year ended December 31, 2020. The loan has an annual interest rate of 7% and is due in 2021 and 2022. During the year ended December 31, 2020, interest expense related to this loan, included in finance expense, amounted to RMB 2,281,611 (USD 349,678).

Name of Related Party	Relationship	Nature	December 31, 2019	December 31, 2020	December 31, 2020
			RMB	RMB	USD
Jie Zhao	Chairman of Wimi Cayman	Loan	4,850,000	-	-
Jie Zhao*	Chairman of Wimi Cayman	Loan	6,675,789	6,261,665	959,657
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	75,500,000	80,300,000	12,306,702
Total:			87,025,789	86,561,665	13,266,359
Current portion of shareholder loan			70,987,603	63,876,153	9,789,599
Shareholder loan—non-current			16,038,186	22,685,512	3,476,760

*	There has been no change in the balance of the loan, change was due to exchange difference.

The maturities schedule is as follows:

Twelve months ending December 31,	RMB	USD
2021	63,876,153	9,789,599
2022	22,685,512	3,476,760
Total	86,561,665	13,266,359